Stock Option Plan (Details Narrative) (fuboTV Inc. Pre-Merger) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock-based compensation			$ 17,776
Number of options granted to purchase of common stock, shares			8,825,336
Fubo TV Pre-Merger [Member]
Stock-based compensation	$ 368	$ 376			$ 1,511	$ 952
Shares available for future stock option grants	351,158				270,019	270,022
Number of options granted to purchase of common stock, shares					169,515
Weighted average grant date fair value of options granted					$ 3.67	$ 3.44
Stock options exercised, shares	4,820	1			81,050
Stock options exercised, value	$ 18	$ 2
Stock options forfeitures or expirations
Fubo TV Pre-Merger [Member] | Employees [Member]
Number of options granted to purchase of common stock, shares		14,550
Weighted average grant date fair value of options granted		$ 7.23
Fubo TV Pre-Merger [Member] | 2015 Equity Incentive Plan [Member]
Number of shares authorized for issuance under plan	2,727,328				2,727,328
Fubo TV Pre-Merger [Member] | 2015 Plan [Member]
Stock option plan, description	The exercise price of incentive stock options and nonqualified stock options will be no less than 100% of the fair value per share of the Company's common stock on the date of grant. If an individual owns capital stock representing more than 10% of the voting shares, the price of each share will be at least 110% of the fair value on the date of grant. Fair value is determined by the Board of Directors. Employee stock options generally vest 25% on the first anniversary of the grant date and then ratably over the next three years or ratably over 48 months. Nonemployee stock options generally vest ratably over a two-year period. Options expire after 10 years.